FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Narrative (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Nov. 21, 2023 CAD ($)	Nov. 04, 2022 CAD ($)	Apr. 20, 2022 EUR (€)	Apr. 20, 2022 USD ($)	Mar. 31, 2022 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 170,177		$ 159,867						$ 135,282
Credit Facility
Disclosure of detailed information about financial instruments [line items]
Undrawn borrowing facilities	447,339		456,010
Currency risk
Disclosure of detailed information about financial instruments [line items]
Effect on accumulated other comprehensive income	8,602	$ 36,925	62,943	$ 72,051
Effect on income before income taxes	$ 1,679	$ 6,934	12	$ 2,840
Reasonably possible change in risk variable, percent	5.00%
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Effect on income before income taxes	$ 4,084		3,884
Debt subject to movements	$ 408,420		$ 388,397
Debt subject to movements, percentage	34.00%		33.00%
Reasonably possible change in risk variable, percent	1.00%
Forward contract
Disclosure of detailed information about financial instruments [line items]
Risk management gains (losses)	$ 5,448		$ (21,553)
Unrealized gains (losses)	3,146		(2,758)
Realized gains (losses)	2,302		(18,795)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Income recognized	$ 345		$ 75
Cash flow hedges | Interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Notional amount							€ 161,142	$ 175
US interest rate received							4.125%	4.125%
Canadian interest rate paid							4.169%	4.169%
Canadian interest rate received							4.169%	4.169%
Euro interest rate paid							2.351%	2.351%
Cash flow hedges | Variable fixed interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Notional amount					$ 300	$ 300
Derivatives, interest rate fixed					4.044%	4.241%